UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Third Security, LLC

Address:   1881 Grove Avenue, Radford, VA 24141


Form 13F File Number: 028-14815


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Randal J. Kirk
Title:  Chief Executive Officer
Phone:  540-633-7900

Signature,  Place,  and  Date  of  Signing:

/s/ Randal J. Kirk                 Radford, VA                        11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      342,054
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM              037833100    6,071      9,100 SH       SOLE                     9,100      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER   096627104    5,441    195,000 SH       SOLE                   195,000      0    0
CHINA ADVANCED CONSTR MATLS  COM              169365103       54    127,626 SH       SOLE                   127,626      0    0
CODEXIS INC                  COM              192005106    5,469  1,805,000 SH       SOLE                 1,805,000      0    0
COPANO ENERGY L L C          COM UNITS        217202100    9,114    276,350 SH       SOLE                   276,350      0    0
CRESTWOOD MIDSTREAM PRTNERS  COM UNITS REPSTG 226372100    6,331    266,000 SH       SOLE                   266,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    8,502    188,100 SH       SOLE                   188,100      0    0
ENTERPRISE PRODS PARTNERS L  COM              293792107   23,987    447,517 SH       SOLE                   447,517      0    0
GENESIS ENERGY L P           UNIT LTD PARTN   371927104    7,298    217,000 SH       SOLE                   217,000      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109  149,000 19,761,286 SH       SOLE                19,761,286      0    0
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER   494550106   15,840    192,000 SH       SOLE                   192,000      0    0
MARTIN MIDSTREAM PRTNRS L P  UNIT L P INT     573331105    4,874    141,800 SH       SOLE                   141,800      0    0
NUSTAR ENERGY LP             UNIT COM         67058H102    5,928    116,500 SH       SOLE                   116,500      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN   726503105   17,640    200,000 SH       SOLE                   200,000      0    0
PVR PARTNERS L P             COM UNIT REPTG L 693665101    4,124    162,500 SH       SOLE                   162,500      0    0
SYNTHETIC BIOLOGICS INC      COM              87164U102    6,497  3,123,558 SH       DEFINED              3,123,558      0    0
TC PIPELINES LP              UT COM LTD PRT   87233Q108    4,380     97,000 SH       SOLE                    97,000      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101    7,570  1,389,039 SH       SOLE                 1,389,039      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101   53,934  9,896,236 SH       DEFINED              9,896,236      0    0


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